REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Applied Finance Valuation Large Cap ETF, Applied Finance IVS US SMID ETF, Applied Finance IVS International Large ETF, AQE Core ETF, Brookmont Catastrophic Bond ETF, Opportunistic Trader ETF, SMI 3Fourteen Full-Cycle Trend ETF, SMI 3Fourteen REAL Asset Allocation ETF, T-REX 2X Long Apple Daily Target ETF, T-REX 2X Long Alphabet Daily Target ETF, T-REX 2X Long Microsoft Daily Target ETF, T-REX 2X Long HOOD Daily Target ETF, T-REX 2X Long DJT Daily Target ETF, T-REX 2X Long RBLX Daily Target ETF, T-REX 2X Long ARM Daily Target ETF, T-REX 2X Long GME Daily Target ETF, T-REX 2X Long SNOW Daily Target ETF, T-REX 2X Long CRWV Daily Target ETF, T-REX 2X Long SMR Daily Target ETF, T-REX 2X Long BULL Daily Target ETF, T-REX 2X Long DKNG Daily Target ETF, T-REX 2X Long CRCL Daily Target ETF, T-REX 2X Long GLXY Daily Target ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long BMNR Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF, T-REX 2X Inverse CRCL Daily Target ETF, TappAlpha SPY Growth & Daily Income ETF, TappAlpha Innovation 100 Growth & Daily Income ETF, Tuttle Capital Bitcoin 0DTE Covered Call ETF, and Tuttle Capital MSTR 0DTE Covered Call ETF  and Board of Trustees of ETF Opportunities Trust

In planning and performing our audit of the financial statements of ETF Opportunities Trust comprising Applied Finance Valuation Large Cap ETF, Applied Finance IVS US SMID ETF, Applied Finance IVS International Large ETF, AQE Core ETF, Brookmont Catastrophic Bond ETF, Opportunistic Trader ETF, SMI 3Fourteen Full-Cycle Trend ETF, SMI 3Fourteen REAL Asset Allocation ETF, T-REX 2X Long Apple Daily Target ETF, T-REX 2X Long Alphabet Daily Target ETF, T-REX 2X Long Microsoft Daily Target ETF, T-REX 2X Long HOOD Daily Target ETF, T-REX 2X Long DJT Daily Target ETF, T-REX 2X Long RBLX Daily Target ETF, T-REX 2X Long ARM Daily Target ETF, T-REX 2X Long GME Daily Target ETF, T-REX 2X Long SNOW Daily Target ETF, T-REX 2X Long CRWV Daily Target ETF, T-REX 2X Long SMR Daily Target ETF, T-REX 2X Long BULL Daily Target ETF, T-REX 2X Long DKNG Daily Target ETF, T-REX 2X Long CRCL Daily Target ETF, T-REX 2X Long GLXY Daily Target ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long BMNR Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF, T-REX 2X Inverse CRCL Daily Target ETF, TappAlpha SPY Growth & Daily Income ETF, TappAlpha Innovation 100 Growth & Daily Income ETF, Tuttle Capital Bitcoin 0DTE Covered Call ETF, and Tuttle Capital MSTR 0DTE Covered Call ETF (the “Funds”) as of and for the year or period ended December 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2025.

This report is intended solely for the information and use of management and the Board of Trustees of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ COHEN & COMPANY, LTD.

Cleveland, Ohio
March 2, 2026